RELATED PARTY TRANSACTIONS - Management agreements (Details) - $ / vessel	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Seateam
Related Party Transaction [Line Items]
Equity method ownership percentage sold	22.19%
Frontline Management (Bermuda) Ltd
Related Party Transaction [Line Items]
Technical management fees expenses		27,375	27,814